EMPLOYEE BENEFITS (Tables)	12 Months Ended
Jun. 30, 2020
Employee benefits [Abstract]
Liability for long term incentives and post retirement benefits
Amounts in R million	Note	2020	2019

Non-current employee benefits		10.1	37.4
Liability for long-term incentive scheme	19.1	-	28.4
Liability for post-retirement medical benefits[1]		10.1	9.0

Current employee benefits		227.6	22.6
Liability for long-term incentive scheme	19.1	227.6	22.6

Total employee benefits		237.7	60.0
[1] Unfunded medical aid benefit plan

Liability for long term incentive scheme
Amounts in R million	Note	2020	2019

Movements in the total liability for long-term incentive scheme is as follows:
Opening balance		51.0	45.1
Increase in long-term incentive liability	5.3	218.1	21.4
Vested and paid		(41.5)	(15.5)

Total liability for long-term incentive scheme		227.6	51.0

The total liability for long-term incentive scheme is expected to be settled as follows:		227.6	51.0
Within 12 months after reporting date		227.6	22.6
After 12 months after reporting date		-	28.4

Fair value of long term incentive scheme liability
	2020	2019	Grant date

7-day VWAP of the DRDGOLD Limited share	25.14	4.37	2.26
Annualised forward dividend yield	1.0%	4.3%	4.3%

Fair value table of the equity settled share-based payment
Percentile of peers	% of performance shares vesting

< 25th percentile	0%
25th to < 50th percentile	25%
50th to < 75th percentile	75%
≥ 75th percentile	100%

Movement in the number of conditional shares for the reporting period are as follows:

Conditional shares
Grant date	December 2, 2019
Vesting date	Total	December 2, 2021	December 2, 2022

Opening balance	-	-	-
Granted	5,860,760	2,930,380	2,930,380

Closing balance	5,860,760	2,930,380	2,930,380

Key management personnel remuneration
Key management personnel remuneration

Amounts in R million	Note	2020	2019	2018

- Board fees paid		6.2	5.8	5.6
- Salaries paid		67.3	61.7	53.6
- Short term incentives relating to this cycle		63.6	31.5	22.5
- Long term incentives paid during the cycle	19.1	41.5	15.5	2.8
- Retrenchments		-	1.6	-
		178.6	116.1	84.5

Disclosure of terms and conditions of share-based payment arrangement [line items]
Reconciliation of outstanding phantom shares
Conditional shares
Grant date	December 2, 2019
Vesting date	December 2, 2021	December 2, 2022

Weighted average fair value of 80% performance shares [1]	4.26	4.12
Weighted average fair value of 20% retention shares	5.69	5.49
Expected term (years)	2	3
Grant date share price of a DRDGOLD share	6.15	6.15
Expected dividend yield	3.86%	3.81%
Expected volatility [2]	53.80%	53.80%
Expected risk free rate	6.68%	6.80%
[1] The performance conditions are included in the measurement of the grant date fair value as they are classified as market-based performance conditions
[2] Expected volatility has been based on an evaluation of the historical volatility of DRDGOLD’s share price, commensurate with the expected term of the options

Phantom shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reconciliation of outstanding phantom shares
Reconciliation of outstanding phantom shares	2020		2019
		Weighted		Weighted
		average		average
	Shares	price	Shares	price
	Number	R per share	Number	R per share

Opening balance	16,157,058		20,189,467
Granted	-	-	388,547	3.37
Vested and paid	(5,674,252)	7.31	(4,037,883)	3.82
Forfeited	(637,168)	7.08	(383,073)	4.37

Closing balance	9,845,638		16,157,058